Consolidated Statements of Changes in Equity - EUR (€) € in Millions		Total	Attributable to equity holders of Sanofi	Share capital	Additional paid-in capital	Treasury shares	Reserves and retained earnings	Stock options and other share-based payments	Other comprehensive income	Attributable to non- controlling interests
Beginning balance at Dec. 31, 2018		€ 59,035	€ 58,876	€ 2,495	€ 13	€ (153)	€ 53,093	€ 3,596	€ (168)	€ 159
Other comprehensive income for the period		650	651				(162)		813	(1)
Net income for the period		2,837	2,806				2,806			31
Comprehensive income		3,487	3,457				2,644		813	30
Dividend paid out of earnings		(3,834)	(3,834)				(3,834)
Payment of dividends to non-controlling interests		(14)								(14)
Share repurchase program	[1]	(12)	(12)			(12)
Share-based payment plans:
Exercise of stock options		147	147	6	141
Issuance of restricted shares and vesting of existing restricted shares	[2]	0		7	(7)	153	(153)
Proceeds from sale of treasury shares on exercise of stock options		3	3			3
Value of services obtained from employees		252	252					252
Tax effects of the exercise of stock options		15	15					15
Other changes arising from issuance of restricted shares	[3]	30	30				30
Change in non-controlling interests without loss of control		(8)	(7)				(7)			(1)
Other	[4]	7	7				7
Ending balance at Dec. 31, 2019		59,108	58,934	2,508	147	(9)	51,780	3,863	645	174
Other comprehensive income for the period		(838)	(830)				64		(894)	(8)
Net income for the period		9,301	9,281				9,281			20
Comprehensive income		8,463	8,451				9,345		(894)	12
Dividend paid out of earnings		(3,937)	(3,937)				(3,937)
Payment of dividends to non-controlling interests		(4)								(4)
Share repurchase program	[1]	(361)	(361)			(361)
Share-based payment plans:
Exercise of stock options		38	38	1	37
Issuance of restricted shares and vesting of existing restricted shares	[2]	0		3	(3)	126	(126)
Value of services obtained from employees		165	165					165
Tax effects of the exercise of stock options		12	12					12
Other changes arising from issuance of restricted shares	[3]	2	2				2
Ending balance at Jun. 30, 2020		63,486	63,304	2,512	181	(244)	57,064	4,040	(249)	182
Beginning balance at Dec. 31, 2019		59,108	58,934	2,508	147	(9)	51,780	3,863	645	174
Other comprehensive income for the period		(4,010)
Net income for the period		12,350
Comprehensive income		8,340
Ending balance at Dec. 31, 2020		63,147	63,001	2,518	362	(705)	60,046	4,138	(3,358)	146
Beginning balance at Jun. 30, 2020		63,486	63,304	2,512	181	(244)	57,064	4,040	(249)	182
Other comprehensive income for the period		(3,172)	(3,160)				(51)		(3,109)	(12)
Net income for the period		3,049	3,033				3,033			16
Comprehensive income		(123)	(127)				2,982		(3,109)	4
Payment of dividends to non-controlling interests		(40)								(40)
Share repurchase program	[1]	(461)	(461)			(461)
Share-based payment plans:
Exercise of stock options		13	13	1	12
Value of services obtained from employees		109	109					109
Tax effects of the exercise of stock options		(11)	(11)					(11)
Employee share ownership plan		174	174	5	169
Ending balance at Dec. 31, 2020		63,147	63,001	2,518	362	(705)	60,046	4,138	(3,358)	146
Other comprehensive income for the period		1,454	1,452				380		1,072	2
Net income for the period		2,796	2,776				2,776			20
Comprehensive income		4,250	4,228				3,156		1,072	22
Dividend paid out of earnings		(4,008)	(4,008)				(4,008)
Payment of dividends to non-controlling interests		(41)								(41)
Share repurchase program	[1]	(140)	(140)			(140)
Share-based payment plans:
Exercise of stock options		4	4		4
Issuance of restricted shares and vesting of existing restricted shares	[2]	0		4	(4)	148	(148)
Value of services obtained from employees		134	134					134
Tax effects of the exercise of stock options		18	18					18
Ending balance at Jun. 30, 2021		€ 63,364	€ 63,237	€ 2,522	€ 362	€ (697)	€ 59,046	€ 4,290	€ (2,286)	€ 127

[1]	See Note B.8.2.
[2]	This line includes restricted share awards fulfilled using existing shares.
[3]	Issuance of restricted shares to former employees of the Animal Health business and the European Generics business subsequent to the date of divestment.
[4]	This line includes the impact of the settlement of a put option granted to non-controlling interests in connection with a divestment.